Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	31,385,079
Proposed Maximum Offering Price per Unit	87.44
Maximum Aggregate Offering Price	$ 2,744,311,307.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 378,989.39
Offering Note	The amount registered represents (i) 18,819,826 shares of common stock and (ii) up to 12,565,253 shares of common stock issuable upon the exercise of pre-funded warrants to purchase shares of common stock, at an exercise price equal to $0.0001 per pre-funded warrant.The proposed maximum offering price per unit is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock on the Nasdaq Stock Market on February 20, 2026, which date is a date within five business days prior to the filing of this registration statement.